Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Revenues by Reportable Segment
Information regarding each reportable segment for the periods indicated is set forth below:

Revenue by segment:	Year ended December 31
	2017		2018		2019
		% of total		% of total		% of total
ATS	$1,958.6	32%	$2,209.7	33%	$2,285.6	39%
CCS	4,184.1	68%	4,423.5	67%	3,602.7	61%
Total	$6,142.7		$6,633.2		$5,888.3

Information by Reportable Segment

Segment income, segment margin, and reconciliation of segment income to IFRS earnings before income taxes:	Year ended December 31
	2017		2018		2019
		Segment Margin		Segment Margin		Segment Margin
ATS segment income and margin	$96.8	4.9%	$102.5	4.6%	$64.2	2.8%
CCS segment income and margin	120.4	2.9%	111.4	2.5%	93.9	2.6%
Total segment income	217.2		213.9		158.1

Reconciling items:
Finance costs	10.1		24.4		49.5
Employee SBC expense	30.1		33.4		34.1
Amortization of intangible assets (excluding computer software)	5.5		11.6		24.6
Other Charges (Recoveries) (note 16)	37.0		61.0		(49.9)
Inventory fair value adjustment (note 3)	—		1.6		—
Other solar charges (inventory and A/R write-down)	1.4		—		—
IFRS earnings before income taxes	$133.1		$81.9		$99.8

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated 10% or more of total revenue for the years indicated:

	Year ended December 31
	2017	2018	2019
Thailand	34%	32%	34%
China	21%	20%	18%
Malaysia	12%	12%	12%

The following table details our allocation of property, plant and equipment and, commencing in 2019, ROU assets among countries that represented 10% or more of total property, plant and equipment and ROU assets for the years indicated:

	December 31
	2018	2019
China	19%	14%
Thailand	16%	16%
Malaysia	13%	*
Romania	15%	11%
United States	15%	16%
Canada	*	*
* Less than 10%.
The following table details our allocation of intangible assets and goodwill* among countries that represented 10% or more of total intangible assets and goodwill for the years indicated:

	December 31
	2018	2019
United States	96%	86%
South Korea	*	10%

* For purposes of this table, intangible assets and goodwill acquired as part of our Impakt acquisition were originally allocated in full to the United States in 2018. In 2019, however, upon finalizing the purchase price allocation, we allocated Impakt's intangible assets and goodwill between the United States and South Korea.

Disclosure of major customers
The following table sets forth the customers that individually represented 10% or more of total revenue for the years indicated, and their segments:

	Segment	Year ended December 31
		2017	2018	2019
Cisco Systems, Inc.	CCS	18%	14%	12%
Dell Technologies	CCS	*	10%	*
Juniper Networks, Inc.	CCS	13%	*	*
Total		31%	24%	12%
* Less than 10%.